Merger (Schedule of Acquired Impaired Loans) (Details) - Liverpool Community Bank [Member] $ in Thousands	Apr. 30, 2018 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required principal and interest at acquisition	$ 2,022
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,273)
Expected cash flows at acquisition	749
Interest component of expected cash flows (accretable discount)	(177)
Fair value of acquired loans	$ 572